LEASEHOLD LAND PAYMENTS	12 Months Ended
Dec. 31, 2018
LEASEHOLD LAND PAYMENTS [abstract]
Disclosure of leasehold land payments

5              LEASEHOLD LAND PAYMENTS

The Group’s interests in leasehold land represent prepaid operating lease payments in the PRC and its net book value are analysed as follows:

RMB’000

At 1 January 2017
Cost	1,989,085
Accumulated amortisation	(364,226)
Net book amount	1,624,859

Year ended 31 December 2017
Opening net book amount	1,624,859
Transfer from fixed assets (Note 6)	403,282
Assets classified as held for sale	(2,183)
Amortisation charges	(45,680)
Closing net book amount	1,980,278

At 31 December 2017
Cost	2,388,326
Accumulated amortisation	(408,048)
Net book amount	1,980,278

Year ended 31 December 2018
Opening net book amount	1,980,278
Amortisation charges	(55,782)
Closing net book amount	1,924,496

At 31 December 2018
Cost	2,388,326
Accumulated amortisation	(463,830)
Net book amount	1,924,496

8          LEASEHOLD  LAND PAYMENTS(CONTINUED)

As at 31 December 2018, the ownership certificates of land with an aggregate carrying value of approximately RMB58,898,000 that was acquired through assets/business acquisition and group restructuring have not yet been changed from the names of the respective original owners to the name of the Company, and the ownership certificates of the land use rights of the Group with an aggregate carrying value of approximately RMB1,227,820,000 (2017: RMB1,318,686,000) had not been obtained by the Group.

	Carrying value as at 31 December 2018 RMB’000	Reason for delay in obtaining the ownership certificates

Certain pieces of land associated with the operations of Guangshen Line IV, one of the railway lines operated by the Company	1,227,820

Due to the fact that Guangshen Line IV spans across several cities, counties and villages in China, it is practically cumbersome and time consuming for the Group to coordinate and execute the procedures for acquiring the respective land use rights certificates with the respective local bureaus and authorities governing the title registration and transfer, and therefore, the progress of acquiring the formal title certificates has been progressing slowly.

After consultation made with the Company’s legal counsel, the directors of the Company consider that there is no legal restriction for the Group or the Company to apply for and obtain the land use right certificates and it should not lead to any significant adverse impact on the operations of the Group or the Company.

The remaining lease period of leasehold land as at 31 December 2018 was as follows:

	2017	2018
	RMB’000	RMB’000

Lease of between 10 to 20 years	1,257,346	1,227,820
Lease of between 20 to 30 years	722,932	696,676
	1,980,278	1,924,496